Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock	Additional Paid in Capital	Statutory Reserve	Retained Earnings	Accumulated other Comprehensive Income	Equity attributable to Jiuzi	Non-Controlling interest	Total
Balance at Oct. 31, 2018	$ 15,000	$ 74,947	$ 97,508	$ 748,741	$ (90,292)	$ 845,904	$ 509,485	$ 1,355,389
Balance (in Shares) at Oct. 31, 2018	15,000,000
Contribution in capital		224,946				224,946		224,946
Net income				3,240,057		3,240,057	(33,790)	3,206,267
Appropriations to statutory reserves			328,906,000,000	(328,906,000)
Foreign currency translation adjustment					(116,437)	(116,437)	(15,068)	(131,505)
Balance at Oct. 31, 2019	$ 15,000	299,893	426,414	3,659,892	(206,729)	4,194,470	460,627	4,655,097
Balance (in Shares) at Oct. 31, 2019	15,000,000
Contribution in capital		9,046				9,046	(7,795)	1,251
Net income				3,450,927		3,450,927	(27,385)	3,423,542
Appropriations to statutory reserves			264,210,000,000	(264,210,000,000)
Foreign currency translation adjustment					146,303	146,303	(11,017)	135,286
Balance at Oct. 31, 2020	$ 15,000	308,939	690,624	6,846,609	(60,426)	7,800,746	414,430	8,215,176
Balance (in Shares) at Oct. 31, 2020	15,000,000
Contribution in capital		38,915				38,915	(119,053)	(80,138)
Shared issued for cash	$ 6,427	12,802,813				12,809,240		12,809,240
Shared issued for cash (in Shares)	6,426,844
Net income			200,815	612,930		813,745	(35,708)	778,037
Foreign currency translation adjustment					602,041	602,041	5,016	607,057
Balance at Oct. 31, 2021	$ 21,427	$ 13,150,667	$ 891,439	$ 7,459,539	$ 541,615	$ 22,064,687	$ 264,685	$ 22,329,372
Balance (in Shares) at Oct. 31, 2021	21,426,844